CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Tax	$ 20,264		$ (18,447)	$ 2,700
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			185,000
Cash dividends declared, Common, per share	$ 0.82		$ 0.82	$ 0.82
Stock options exercised, net, shares	0		20,000	38,900
Stock Issued During Period, Shares, Restricted Stock Award Net of Forfeitures and Tax Obligations Settled in Shares	130,925		74,297	68,558
Treasury shares repurchased, shares	0
Noncontrolling Interest, Decrease from Deconsolidation	905,000		15,909,000	704,000
Treasury Stock [Member]
Treasury shares repurchased, shares	150,000	[1]	0	0
Additional Paid-in Capital [Member]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			292,000
Noncontrolling Interest, Decrease from Deconsolidation			(1,003,000)
Noncontrolling Interest [Member]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			(107,000)
Noncontrolling Interest, Decrease from Deconsolidation	$ 905,000		$ 16,912,000	$ 704,000

[1]	The Company repurchases shares in connection with the issuance of shares under stock-based compensation programs.